8. Deposits (Details)	Dec. 31, 2017 USD ($)
Time Deposits [Line Items]
2018	$ 71,257,675
2019	19,422,194
2020	8,639,592
2021	11,160,503
2022	9,367,629
Total time certificates of deposit	$ 119,847,593